Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue
Schedule of Revenue by Region

€ millions	2018	2017	2016
Germany	3,658	3,352	3,034
Rest of EMEA	7,446	7,063	6,721
EMEA	11,104	10,415	9,755
United States	7,880	7,436	7,167
Rest of Americas	1,832	1,911	1,763
Americas	9,713	9,347	8,931
Japan	963	885	825
Rest of APJ	2,928	2,814	2,552
APJ	3,891	3,699	3,377
SAP Group	24,708	23,461	22,062

Schedule of Major Revenue by Region

€ millions	Cloud Subscriptions			Cloud and Software Revenue
	and Support Revenue
	2018	2017	2016	2018	2017	2016
EMEA	1,441	1,029	703	9,339	8,759	8,192
Americas	2,941	2,321	2,000	7,973	7,666	7,366
APJ	611	419	290	3,310	3,124	2,865
SAP Group	4,993	3,769	2,993	20,622	19,549	18,424